Improvements to Concession Assets - Summary of the Net Amounts of Improvements to Concession Assets (Detail) - MXN ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure Of Service Concession Arrangements [Abstract]
Improvements to concession assets	$ 7,567,539	$ 7,204,802	$ 6,848,394
Construction in-progress	2,376,483	1,707,742	445,924
Total amounts	$ 9,944,022	$ 8,912,544	$ 7,294,318